Average Annual Total Returns - Victory Trivalent International Small-Cap Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P® Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	S&P® Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	S&P® Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 10 Years
Total	19.92%	6.79%	9.53%	25.39%	7.25%	9.36%	27.88%	8.49%	10.66%	27.70%	8.34%		12.63%	[1]	27.72%	8.34%	10.46%	27.08%	7.87%	10.14%	16.72%	6.58%	8.71%	24.08%	7.71%	7.90%

[1]	Inception date of Class R6 is June 4, 2012.